Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Contingent rental income						$ 697,028
Interest income on sales-type leases						170,403
Total operating income						867,431
Operating expenses
Bad debt allowance (reversal)	(34,579)	(1,649,622)	(34,579)	(1,649,622)	(6,031,058)	5,386,003
Impairment loss on fixed assets and construction in progress						876,660
Loss on disposal of systems						1,242,694
General and administrative	145,639	236,686	418,731	390,864	204,039	2,469,162
Total operating (income) expenses	111,060	(1,412,936)	384,152	(1,258,758)	(5,827,019)	9,974,519
Income (loss) from operations	(111,060)	1,412,936	(384,152)	1,258,758	5,827,019	(9,107,088)
Non-operating income (expenses)
Loss on note conversion	(2,719)	(95,163)	(2,719)	(198,330)	(502,393)	(173,886)
Interest expense - inducement on note conversion						(893,958)
Interest income	109,461	45,611	193,157	72,617	185,527	159,183
Interest expense	(964,529)	(341,784)	(1,046,615)	(697,028)	(1,463,721)	(2,101,440)
Gain on termination of buy-back agreement of Chengli project	3,155,959		3,155,959
Other income (expenses) , net	(69,619)	(27,660)	(70,236)	(40,628)	4,392	319,625
Total non-operating income (expenses), net	2,228,553	(418,996)	2,229,546	(863,369)	(1,776,195)	(2,690,476)
Income before income tax	2,117,493	993,940	1,845,394	395,389	4,050,824	(11,797,564)
Income tax benefit	(103,078)		(97,953)			(3,024,807)
Net income	2,220,571	993,940	1,943,347	395,389	4,050,824	(8,772,757)
Other comprehensive items
Foreign currency translation income (loss)	2,407,848	58,688	1,267,685	(1,282,589)	6,406,054	(1,511,684)
Comprehensive income (loss)	$ 4,628,419	$ 1,052,628	$ 3,211,032	$ (887,200)	$ 10,456,878	$ (10,284,441)
Basic and diluted weighted average shares outstanding (in Shares)	5,694,895	2,317,223	4,442,928	2,226,282	2,564,373	1,564,940
Basic and diluted net income per share (in Dollars per share)	$ 0.39	$ 0.43	$ 0.44	$ 0.18	$ 1.58	$ (5.61)